Suppliers and contractors (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Third parties	$ 4,004	$ 5,114
Related parties	230	158
Total trade and other current payables	$ 4,234	$ 5,272